Accounts Receivable (Tables)	12 Months Ended
Dec. 31, 2013
Receivables [Abstract]
Components of Accounts Receivable

	December 31,
	2013	2012

Trade receivables	$2,382	$1,438
Refundable taxes	1,256	2,851
Insurance proceeds	300	500
Accrued interest	5	112
Other	910	2,746

	$4,853	$7,647